Debt (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended			12 Months Ended
	Jul. 02, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012
Long-term debt
Additional borrowing	$ 350
Revolving credit facility
Long-term debt
Additional borrowing	350
Amounts outstanding		0	0		0
Commitment fees (as a percent)		6.25%	0.25%	0.25%
Commitment fees		$ 0.2			$ 0.4